July 11, 2005

Pamela A. Long
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pike Electric Corporation
Form S-1 filed April 18, 2005
File No. 333-124117

Dear Ms. Long:

          Concurrently with this letter, Pike Electric Corporation is electronically transmitting Amendment No. 3 to the Registration Statement on Form S-1 (“Amendment No. 3”) for filing under the Securities Act of 1933, as amended (the “Act”). Amendment No. 3 is marked to show changes from Amendment No. 2 to the Registration Statement on Form S-1 and reflects revisions made in response to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) in your comment letter dated July 7, 2005 (the “Comment Letter”).

          The numbered paragraphs and headings below correspond to the headings set forth in the Comment Letter. The Staff’s comments are set forth in italics below followed by the Company’s responses. The page numbers in the italic captions refer to pages in Amendment No. 2 to the Registration Statement. The page numbers in the responses of the Company refer to pages in the prospectus contained within Amendment No. 3 (the “Prospectus”).

          We are sending you by messenger hard copies of Amendment No. 3 (clean and marked).

Amendment No. 2 to Registration Statement on Form S-1
General

1.	We note your response to comment 1 of our letter dated June 20, 2005. With respect to your statement regarding the third-party appraisal of your preferred stock, please file the consent of the appraiser in accordance with Section 436(a) of Regulation C.

We have revised the Prospectus to delete the reference to the third-party appraisal. Please see pages F-16 and F-32 of the Prospectus.

2.	We note your increase in proposed maximum offering price. Please confirm you have no further changes to your Use of Proceeds section.

We have no further changes to the Use of Proceeds section. The increase in the proposed maximum offering price is the result of an increase in the number of shares expected to be sold by a selling stockholder and does not impact the proceeds we will receive.

Supplemental Information Submitted for Staff Review June 30, 2005

Common Stock Conversion

3.	We note that the marked pages you provided did not include the pro forma financial statements, Selected Historical Financial Data, or the historical financial statements. We assume that you will revise all share and per share disclosures throughout the filing for the common stock conversion.

We have revised all share and per share disclosures throughout the filing for the common stock conversion.

Recent Developments

4.	If available, provide a recent developments section that updates your results of operations and financial condition for the quarter ended June 30, 2005.

We have not provided a recent developments section that updates our results of operations and financial condition because consolidated financial information for the fourth quarter is not currently available and is not expected to be available until August.

The Offering, page 5

5.	It appears to us that the number of shares of common stock that the underwriters have a right to purchase from one of the selling shareholders to cover overallotments are included in the number of shares of common stock to be outstanding after the completion of the offering. Please clarify or revise the current disclosure.

We have revised the disclosure to clarify the determination of the number of shares to be outstanding after the offering, which includes 348,410 shares we intend to issue to a selling stockholder upon exercise of options. The selling stockholder will then sell the shares underlying those options in the offering. Please see page 5 of the Prospectus.

Dilution, page 24

6.	It is not clear to us how you determined net tangible book value after giving effect to the proposed offering. It appears to us that you may have inappropriately excluded the non-recurring charges reflected in the as adjusted capitalization disclosures on page 23. Please clarify or revise.

We have revised the Prospectus in response to the Staff’s comments to include the non-recurring charges reflected in the as adjusted capitalization disclosures in the determination of net tangible book value after giving effect to the proposed offering. Please see page 24 of the Prospectus.

Prior comment 19

7.	We note your updated response to prior comment 19 in our letter dated June 20, 2005. Please revise your proposed disclosures in MD&A to:

•	discuss each significant factor you identified as contributing to the difference between the fair value at the most recent grant date and the IPO price and disclose when you initiated discussions concerning an IPO;

•	explain why you chose not to obtain a contemporaneous third-party valuation;

•	update the disclosures for any stock options or equity instruments granted after March 31, 2005; and

•	disclose the significant assumptions used in the third-party valuation you obtained in May 2005 and the significant assumptions used to determine the IPO price and discuss the reasons for the differences.

We have revised the Prospectus in response to the Staff’s comments. Please see pages 43-44 of the Prospectus.

     The Company believes that the information contained in this letter, together with the revised disclosures in Amendment No. 3, is responsive to the Staff’s comments in your Comment Letter.

     Please call our attorneys at Cravath, Swaine & Moore LLP — specifically W. Clayton Johnson at (212) 474-1160 or Sarah S. Jones at (212) 474-1365 — if you have any questions regarding this submission.

Very truly yours,
/s/ Mark Castaneda
Mark Castaneda
Chief Financial Officer

cc: (w/encl.)

Patricia Armelin
Anne McConnell
Matt Franker
Lesli Sheppard
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

W. Clayton Johnson, Esq.
Cravath, Swaine & Moore LLP
Worldwide Plaza
825 Eighth Avenue
New York, New York 10019